Immaterial Correction of an Error in Prior Periods - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net cash provided by operating activities	$ 316,629	$ 278,355	$ 222,400
Net cash used in investing activities	(584,480)	(986,115)	(734,179)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net cash provided by operating activities		11,828	9,055
Net cash used in investing activities		$ (11,828)	$ (9,055)